CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2010	Oct. 13, 2006 Series A Convertible Redeemable Preferred Shares	Jul. 31, 2010 Series A Convertible Redeemable Preferred Shares item	Jun. 30, 2010 Series A Convertible Redeemable Preferred Shares	Jul. 02, 2010 Ordinary shares	Jul. 31, 2010 Ordinary shares Maximum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares issued		40,000,000			35,175,000
Par value (in dollars per share)		$ 0.0001
Gross proceeds	$ 98,051	$ 40,000
Net proceeds		39,326
Number of shares outstanding				40,000,000
Conversion of preferred shares to ordinary shares upon completion of IPO					40,000,000
Liquidation preference, base before accrued or declared unpaid dividends			40,000
Liquidation preference						29,000
Number of annual installments for redemption			3
Condition for automatic conversion: Percentage of outstanding shares held by holder giving written consent			66.67%
Condition for automatic conversion: Proceeds from issuance of ordinary shares			$ 50,000
Conversion ratio			1